RBC China Equity Fund Average Annual Total Returns	12 Months Ended	33 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI China NR Index (reflects no deduction for fees, expenses or taxes; inception calculated from April 11, 2022)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.42%	0.30%
MSCI China All Shares NR Index (reflects no deduction for fees, expenses or taxes; inception calculated from April 11, 2022)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.38%	(1.63%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.03%)	(6.59%)
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.23%	(4.32%)
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.70%	(4.70%)
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.01%	(3.30%)
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.29%	(4.27%)